UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT        May 13, 2010
     ---------------------        -----------------        -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            176
                                            ----------

Form 13F Information Table Value Total:     $  183,979
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------   ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                               VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------   ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM              88579Y101   1945      22878   SH         Sole        N/A        22878
ABBOTT LABS                    COM              002824100    940      20178   SH         Sole        N/A        20178
ABIOMED INC                    COM              003654100    274      39587   SH         Sole        N/A        39587
AFFILIATED COMPUTER SERVICES   CL A             008190100    826      15175   SH         Sole        N/A        15175
ALLEGHANY CORP DEL             COM              017175100    293       1319   SH         Sole        N/A         1319
ALLSTATE CORP                  COM              020002101    793      18443   SH         Sole        N/A        18443
ALTRIA GROUP INC               COM              02209S103    455       8366   SH         Sole        N/A         8366
AMBAC FINL GROUP INC           COM              023139108    459       6620   SH         Sole        N/A         6620
AMERICAN EXPRESS CO            COM              025816109   2085      43223   SH         Sole        N/A        43223
AMERICAN INTL GROUP INC        COM              026874107   5417      81724   SH         Sole        N/A        81724
AMGEN INC                      COM              031162100   1014      16400   SH         Sole        N/A        16400
ANADARKO PETE CORP             COM              032511107    477       9353   SH         Sole        N/A         9353
ANHEUSER BUSCH COS INC         COM              035229103    451       8558   SH         Sole        N/A         8558
ANTHEM INC                     COM              03674B104    531       7075   SH         Sole        N/A         7075
APACHE CORP                    COM              037411105    311       3832   SH         Sole        N/A         3832
AUTOZONE INC                   COM              053332102    298       3500   SH         Sole        N/A         3500
AUTOMATIC DATA PROCESSING IN   COM              053015103   2319      58555   SH         Sole        N/A        58555
BAKER HUGHES INC               COM              057224107    463      14400   SH         Sole        N/A        14400
BANKNORTH GROUP INC NEW        COM              06646R107   6250     192123   SH         Sole        N/A       192123
BAXTER INTL INC                COM              071813109    289       9468   SH         Sole        N/A         9468
BELLSOUTH CORP                 COM              079860102    510      18004   SH         Sole        N/A        18004
BIOGEN IDEC INC                COM              09062X103    212       5767   SH         Sole        N/A         5767
BIOTECH HOLDRS TR              DEPOSTRY RCPTS   09067D201    338       2500   SH         Sole        N/A         2500
BP PLC                         SPONSORED ADR    055622104    868      17583   SH         Sole        N/A        17583
BRISTOL MYERS SQUIBB CO        COM              110122108   1682      58826   SH         Sole        N/A        58826
CAPITAL ONE FINL CORP          COM              14040H105    273       4450   SH         Sole        N/A         4450
CARDINAL HEALTH INC            COM              14149Y108   1783      29157   SH         Sole        N/A        29157
CARMAX INC                     COM              143130102    396      12800   SH         Sole        N/A        12800
CENDANTCORP                    COM              151313103    535      24023   SH         Sole        N/A        24023
CHEVRON CORP NEW               COM              166764100   1411      16332   SH         Sole        N/A        16332
CHINA TELECOM COW LTD          SPON ADR H SHS   169426103    216       5300   SH         Sole        N/A         5300
CHUBB CORP                     COM              171232101    375       5500   SH         Sole        N/A         5500
CIMAREX ENERGY CO              COM              171798101    618      23141   SH         Sole        N/A        23141
CISCO SYS INC                  COM              17275R102    880      36214   SH         Sole        N/A        36214
CITIGROUP INC                  COM              172967101   3292      67823   SH         Sole        N/A        67823
COCA COLA CO                   COM              191216100    498       9804   SH         Sole        N/A         9804
COLGATE PALMOLIVE CO           COM              194162103   1641      32785   SH         Sole        N/A        32785
COMCAST CORP NEW               CL A             20030N101    327       9943   SH         Sole        N/A         9943
COMCAST CORP NEW               CL A SPL         20030N200   1275      40750   SH         Sole        N/A        40750
CONOCOPHILLIPS                 COM              20825C104   1506      22968   SH         Sole        N/A        22968
CONSOLIDATED EDISON INC        COM              209115104    267       6218   SH         Sole        N/A         6218
COSTCO WHSL CORP NEW           COM              22160K105   1805      48550   SH         Sole        N/A        48550
CVS CAREMARK CORPORATION       COM              126650100   1252      34650   SH         Sole        N/A        34650
DELL INC                       COM              24702R101   1198      35270   SH         Sole        N/A        35270
DEVON ENERGY CORP NEW          COM              25179M103    301       5250   SH         Sole        N/A         5250
DIMON INC                      COM              254394109     73      10770   SH         Sole        N/A        10770
DISNEY WALT CO                 COM DISNEY       254687106    514      22012   SH         Sole        N/A        22012
DNP SELECT INCOME FD           COM              23325P104    493      45000   SH         Sole        N/A        45000
DOW CHEM CO                    COM              260543103    551      13260   SH         Sole        N/A        13260
DU PONT E I DE NEMOURS & CO    COM              263534109    519      11310   SH         Sole        N/A        11310
EBAY INC                       COM              278642103    309       4790   SH         Sole        N/A         4790
ELECTRONIC DATA SYS NEW        COM              285661104   1186      48338   SH         Sole        N/A        48338
E M C CORP MASS                COM              268648102    321      24832   SH         Sole        N/A        24832
EMERSON ELEC CO                COM              291011104   2044      31569   SH         Sole        N/A        31569
EXELON CORP                    COM              30161N101    385       5800   SH         Sole        N/A         5800
EXXON MOBIL CORP               COM              30231G102   6672     162743   SH         Sole        N/A       162743
FAMILY DLR STORES INC          COM              307000109    316       8800   SH         Sole        N/A         8800
FEDERAL NATL MTG ASSN          COM              313586109   1139      15175   SH         Sole        N/A        15175
FIDELITY NATL FINL INC         COM              316326107    430      11084   SH         Sole        N/A        11084
FIRST DATA CORP                COM              319963104   2404      58508   SH         Sole        N/A        58508
FIRSTENERGY CORP               COM              337932107    341       9678   SH         Sole        N/A         9678
FLEETBOSTON FINL CORP          COM              339030108   1633      37404   SH         Sole        N/A        37404
FOREST LABS INC                COM              345838106   1835      29700   SH         Sole        N/A        29700
GALLAGHER ARTHUR J & CO        COM              363576109   1712      52700   SH         Sole        N/A        52700
GANNETT INC                    COM              364730101   1401      15711   SH         Sole        N/A        15711
GENERAL ELECTRIC CO            COM              369604103   8616     278101   SH         Sole        N/A       278101
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    250       5371   SH         Sole        N/A         5371
GOLDEN WEST FINL CORP DEL      COM              381317106    228       2210   SH         Sole        N/A         2210
GUIDANT CORP                   COM              401698105   1869      31042   SH         Sole        N/A        31042
HARLEY DAVIDSON INC            COM              412822108   1659      34896   SH         Sole        N/A        34896
HARTFORD FINL SVCS GROUP INC   COM              416515104    696      11796   SH         Sole        N/A        11796
HCA INC                        COM              404119109    440      10250   SH         Sole        N/A        10250
HEINZ H J CO                   COM              423074103    674      18500   SH         Sole        N/A        18500
HELMERICH & PAYNE INC          COM              423452101    277       9900   SH         Sole        N/A         9900
HEWLETT PACKARD CO             COM              428236103   1436      62524   SH         Sole        N/A        62524
HOME DEPOT INC                 COM              437076102   2296      64693   SH         Sole        N/A        64693
HONEYWELL INTL INC             COM              438516106    415      12415   SH         Sole        N/A        12415
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    423      10250   SH         Sole        N/A        10250
IMS HEALTH INC                 COM              449934108   1102      44316   SH         Sole        N/A        44316
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101    497       7326   SH         Sole        N/A         7326
INTEL CORP                     COM              458140100   1514      47031   SH         Sole        N/A        47031
INTERNATIONAL BUSINESS MACHS   COM              459200101   2511      27096   SH         Sole        N/A        27096
ITT CORP NEW                   COM              450911102    263       3539   SH         Sole        N/A         3539
JACOBS ENGR GROUP INC DEL      COM              469814107    269       5600   SH         Sole        N/A         5600
JOHNSON & JOHNSON              COM              478160104   5725     110819   SH         Sole        N/A       110819
JPMORGAN CHASE & CO            COM              46625H100    818      22263   SH         Sole        N/A        22263
KERR MCGEE CORP                COM              492386107    265       5700   SH         Sole        N/A         5700
KEYSPAN CORP                   COM              49337W100    490      13304   SH         Sole        N/A        13304
KIMBERLY CLARK CORP            COM              494368103    310       5248   SH         Sole        N/A         5248
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106    358       7260   SH         Sole        N/A         7260
KOHLS CORP                     COM              500255104    377       8400   SH         Sole        N/A         8400
KOPIN CORP                     COM              500600101   1196     178240   SH         Sole        N/A       178240
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    608      11840   SH         Sole        N/A        11840
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104   2021     169999   SH         Sole        N/A       169999
LILLY ELI & CO                 COM              532457108    801      11388   SH         Sole        N/A        11388
LOWES COS INC                  COM              548661107   1674      30225   SH         Sole        N/A        30225
LUCENT TECHNOLOGIES INC        COM              549463107     34      11854   SH         Sole        N/A        11854
MARSH & MCLENNAN COS INC       COM              571748102    821      17152   SH         Sole        N/A        17152
MARSHALL & ILSLEY CORP NEW     COM              571837103    356       9304   SH         Sole        N/A         9304
MBIA INC                       COM              55262C100   1180      19917   SH         Sole        N/A        19917
MCDONALDS CORP                 COM              580135101    435      17535   SH         Sole        N/A        17535
MCGRAW HILL COS INC            COM              580645109    391       5587   SH         Sole        N/A         5587
MCKESSON CORP                  COM              58155Q103    486      15125   SH         Sole        N/A        15125
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    210       6189   SH         Sole        N/A         6189
MEDTRONIC INC                  COM              585055106   1116      22951   SH         Sole        N/A        22951
MERCK & CO INC                 COM              589331107   2709      58641   SH         Sole        N/A        58641
MERRILL LYNCH & CO INC         COM              590188108    340       5800   SH         Sole        N/A         5800
MGIC INVT CORP WIS             COM              552848103    936      16440   SH         Sole        N/A        16440
MICROSOFT CORP                 COM              594918104   2393      86905   SH         Sole        N/A        86905
MOTOROLA INC                   COM              620076109    398      28400   SH         Sole        N/A        28400
NATIONAL CITY CORP             COM              635405103    404      11912   SH         Sole        N/A        11912
NATIONAL INSTRS CORP           COM              636518102    818      18000   SH         Sole        N/A        18000
NEOMAGIC CORP                  COM              640497103    126      45800   SH         Sole        N/A        45800
NEWFIELD EXPL CO               COM              651290108   1042      23400   SH         Sole        N/A        23400
NOBLE ENERGY INC               COM              655044105   1022      23000   SH         Sole        N/A        23000
NOKIA CORP                     SPONSORED ADR    654902204   1538      90446   SH         Sole        N/A        90446
NORTH FORK BANCORPORATION NY   COM              659424105    634      15672   SH         Sole        N/A        15672
OFFICE DEPOT INC               COM              676220106    375      22450   SH         Sole        N/A        22450
ORACLE CORP                    COM              68389X105   2151     162956   SH         Sole        N/A       162956
OXFORD HEALTH PLANS INC        COM              691471106   1074      24700   SH         Sole        N/A        24700
PAR PHARMACEUTICAL COS INC     COM              69888P106    715      10975   SH         Sole        N/A        10975
PAYCHEX INC                    COM              704326107    694      18652   SH         Sole        N/A        18652
PENNEY J C INC                 COM              708160106    526      20000   SH         Sole        N/A        20000
PEPSICO INC                    COM              713448108   2992      64174   SH         Sole        N/A        64174
PFIZER INC                     COM              717081103   3593     101697   SH         Sole        N/A       101697
PITNEY BOWES INC               COM              724479100    453      11150   SH         Sole        N/A        11150
PPG INDS INC                   COM              693506107    273       4266   SH         Sole        N/A         4266
PROCTER & GAMBLE CO            COM              742718109   3142      31461   SH         Sole        N/A        31461
PROGRESSIVE CORP OHIO          COM              743315103   2148      25700   SH         Sole        N/A        25700
QUEST DIAGNOSTICS INC          COM              74834L100    325       4450   SH         Sole        N/A         4450
ROGERS COMMUNICATIONS INC      CL B             775109200    447      20900   SH         Sole        N/A        20900
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804    417       7950   SH         Sole        N/A         7950
SBC COMMUNICATIONS INC         COM              78387G103   1594      61153   SH         Sole        N/A        61153
SCHERING PLOUGH CORP           COM              806605101    356      20500   SH         Sole        N/A        20500
SCHLUMBERGER LTD               COM              806857108   1591      29070   SH         Sole        N/A        29070
SCOTTISH RE GROUP LTD          ORD              G7885T104    260      12500   SH         Sole        N/A        12500
SMUCKER J M CO                 COM NEW          832696405    623      13758   SH         Sole        N/A        13758
SOUTHERN CO                    COM              842587107    525      17344   SH         Sole        N/A        17344
STANLEY WKS                    COM              854616109   1335      35256   SH         Sole        N/A        35256
STATE STR CORP                 COM              857477103   1491      28630   SH         Sole        N/A        28630
STRYKER CORP                   COM              863667101    517       6080   SH         Sole        N/A         6080
SUN MICROSYSTEMS INC           COM              866810104    108      23995   SH         Sole        N/A        23995
SUNGARD DATA SYS INC           COM              867363103    578      20875   SH         Sole        N/A        20875
SYNOPSYS INC                   COM              871607107   1060      31400   SH         Sole        N/A        31400
SYSCO CORP                     COM              871829107    579      15553   SH         Sole        N/A        15553
TARGET CORP                    COM              87612E106    291       7590   SH         Sole        N/A         7590
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    261       4600   SH         Sole        N/A         4600
TEXAS INSTRS INC               COM              882508104    755      25695   SH         Sole        N/A        25695
TEXTRON INC                    COM              883203101    787      13800   SH         Sole        N/A        13800
TIME WARNER INC                COM              887317105    617      34270   SH         Sole        N/A        34270
TITAN PHARMACEUTICALS INC DE   COM              888314101     38      13000   SH         Sole        N/A        13000
TRAVELERS PPTY CAS CORP NEW    CL A             89420G109    461      27496   SH         Sole        N/A        27496
TYCO INTL LTD NEW              COM              902124106    902      34031   SH         Sole        N/A        34031
UNITEDHEALTH GROUP INC         COM              91324P102   1216      20905   SH         Sole        N/A        20905
UNITED PARCEL SERVICE INC      CL B             911312106   1200      16091   SH         Sole        N/A        16091
UNITED TECHNOLOGIES CORP       COM              913017109   1508      15912   SH         Sole        N/A        15912
VERIZON COMMUNICATIONS INC     COM              92343V104   1646      46922   SH         Sole        N/A        46922
VIACOM INC                     CL B             925524308    570      12841   SH         Sole        N/A        12841
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    275      10980   SH         Sole        N/A        10980
WACHOVIA CORP NEW              COM              929903102    682      14643   SH         Sole        N/A        14643
WAL MART STORES INC            COM              931142103   1622      30573   SH         Sole        N/A        30573
WASHINGTON MUT INC             COM              939322103   1261      31440   SH         Sole        N/A        31440
WASTE MGMT INC DEL             COM              94106L109   1104      37300   SH         Sole        N/A        37300
WATSON PHARMACEUTICALS INC     COM              942683103    402       8750   SH         Sole        N/A         8750
WEBSTER FINL CORP CONN         COM              947890109    339       7386   SH         Sole        N/A         7386
WELLPOINT INC                  COM              94973V107    468       4825   SH         Sole        N/A         4825
WELLS FARGO & CO NEW           COM              949746101    361       6137   SH         Sole        N/A         6137
WESTPORT RES CORP NEW          COM              961418100    537      18000   SH         Sole        N/A        18000
WHIRLPOOLCORP                  COM              963320106    244       3355   SH         Sole        N/A         3355
WHITE MTNS INS GROUP LTD       COM              G9618E107    598       1300   SH         Sole        N/A         1300
WILLIAMS COS INC DEL           COM              969457100    109      11060   SH         Sole        N/A        11060
WILLIS GROUP HOLDINGS LTD      SHS              G96655108    422      12400   SH         Sole        N/A        12400
WYETH                          COM              983024100    919      21655   SH         Sole        N/A        21655
XEROX CORP                     COM              984121103    152      10979   SH         Sole        N/A        10979
YUM BRANDS INC                 COM              988498101   2081      60498   SH         Sole        N/A        60498
ZIMMER HLDGS INC               COM              98956P102   1115      15839   SH         Sole        N/A        15839